Common Stock (Details Narrative)									1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended			14 Months Ended
	Nov. 01, 2018 USD ($) $ / shares shares	Oct. 19, 2018 USD ($) $ / shares shares	Oct. 01, 2018 shares	Jul. 03, 2018 shares	Apr. 30, 2018 $ / shares shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 10, 2016 USD ($) $ / shares shares	Aug. 29, 2018 $ / shares shares	Mar. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) Numbers / Number $ / shares shares	Dec. 31, 2018 USD ($) Numbers / Number $ / shares shares	Dec. 31, 2017 USD ($) shares	Sep. 30, 2018 USD ($) Numbers / Number $ / shares shares	Dec. 31, 2018 USD ($) Numbers / Number $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 13, 2018 USD ($) Numbers / Number $ / shares shares
Number of shares issued for services					1,000,000				3,000,000					3,000,000
Number of shares issued for services, value as non-cash expense | $															$ 1,487,454	$ 276,500	$ 800,000
Stock price per share | $ / shares					$ 0.10				$ 0.15
Proceeds from issuance of common stock, gross | $															$ 1,051,999	$ 264,500
Non-cash expense | $														$ 550,000
Common Stock issued as per subscription agreement												117,817,319	95,393,976		117,817,319	95,393,976
Aggregate common Stock issued as per subscription agreement												500,000,000	500,000,000		500,000,000	500,000,000
February 6, 2019 [Member]
Stock price per share | $ / shares												$ 0.10			$ 0.10
Non-cash expense | $															$ 50,000
March 14, 2019 [Member]
Aggregate proceeds received from issuance of stock | $															372,500
Expected amount from sale of stock issued | $															512,500
Remaining proceeds to be received from issuance of stock | $															$ 140,000
Common Stock issued as per subscription agreement												3,200,000			3,200,000
Aggregate common Stock issued as per subscription agreement												5,725,000			5,725,000
Electrum Partners, LLC [Member]
Number of shares issued for services		3,000,000
Subscription Agreement [Member]
Proceeds from issuance of common stock, gross | $										$ 2,000			$ 257,500
Subscription Agreement [Member] | March 31, 2019 [Member]
Number of accredited investors | Numbers / Number												8			8
Subscription Arrangement [Member]
Number of shares issued during the period											4,200,009							1,730,001
Stock price per share | $ / shares											$ 0.15			$ 0.15				$ 0.15
Number of accredited investors | Numbers / Number											23	8		23	8			30
Proceeds from issuance of common stock, gross | $											$ 630,001	$ 420,000						$ 259,500
Justin Dinkel [Member]
Number of shares issued during the period							200,000
Total cash proceeds | $							$ 10,000
Ryan Falbo [Member]
Number of shares issued during the period						300,000
Total cash proceeds | $						$ 15,000
D. Scott Karnedy [Member]
Stock price per share | $ / shares		$ 0.12
Non-cash expense | $		$ 160,000
Mark DiSiena [Member] | January 3, 2019 [Member]
Number of shares issued for services															500,000
George Jage [Member] | January 3, 2019 [Member]
Employment agreement description															The Company completed an employment agreement with George Jage, President of MjLink, providing that effective on the 91st day after the start date of the agreement (the "Grant Date") and subject to the approval of the Company's Board of Directors, George Jage will be granted the equivalent in shares to equal 2.5% of the outstanding shares of MjLink that will vest on a monthly basis after 90 days of employment in equal parts in months 4 through 12. Additionally, the employment agreement provides George Jage with the opportunity to earn an additional 2.5% of MjLink's equity during the first year of this employment contract based on performance goals met. All stock issuances to Mr. Jage are subject to applicable holdings periods and volume limitations under Securities Act Rule 144 If Mr. Jage resigns as MjLink's President during the first 24 months of the employment agreement, all stock previously issued to him are required to be returned to MjLink's treasury.
Frederick M. Lehrer [Member] | January 3, 2019 [Member]
Number of shares issued for services															1,000,000
Kelsey Higgins [Member] | January 3, 2019 [Member]
Number of shares issued for services															50,000
Accredited Investors [Member] | Subscription Agreement [Member] | January 1, 2019 thru March 14, 2019 [Member]
Number of shares issued during the period															5,725,000
Issuance One [Member] | Subscription Arrangement [Member]
Number of shares issued during the period												200,000
Stock price per share | $ / shares												$ 0.15			$ 0.15
Number of accredited investors | Numbers / Number												3			3
Issuance One [Member] | Accredited Investors [Member] | Subscription Agreement [Member] | January 1, 2019 thru March 14, 2019 [Member]
Number of shares issued during the period															1,200,000
Stock price per share | $ / shares												$ 0.05			$ 0.05
Proceeds from issuance of common stock, gross | $															$ 60,000
Issuance Two [Member] | Subscription Arrangement [Member]
Number of shares issued during the period												3,900,000
Stock price per share | $ / shares												$ 0.10			$ 0.10
Number of accredited investors | Numbers / Number												5			5
Issuance Two [Member] | Accredited Investors [Member] | Subscription Agreement [Member] | January 1, 2019 thru March 14, 2019 [Member]
Number of shares issued during the period															4,525,000
Stock price per share | $ / shares												$ 0.10			$ 0.10
Proceeds from issuance of common stock, gross | $															$ 452,500
Restricted Stock [Member] | Mark DiSiena [Member]
Number of shares issued for services	500,000
Stock price per share | $ / shares	$ 0.10
Non-cash expense | $	$ 50,000
Michael Fuller [Member]
Number of shares issued for services								1,000,000
Stock price | $ / shares								$ 0.16
Number of shares issued for services, value as non-cash expense | $								$ 160,000
Bruce Kennedy [Member]
Number of shares issued for services								500,000
Stock price | $ / shares								$ 0.16
Number of shares issued for services, value as non-cash expense | $								$ 80,000
Trang Pham [Member]
Number of shares issued for services								1,000,000
Stock price | $ / shares								$ 0.16
Number of shares issued for services, value as non-cash expense | $								$ 160,000
Lonnie Klaess [Member]
Number of shares issued for services								1,000,000
Stock price | $ / shares								$ 0.16
Number of shares issued for services, value as non-cash expense | $								$ 160,000
Ken Tapp [Member] | Class B Common Stock [Member]
Authorized issuance of shares				5,000,000
Board of directors unanimously voted, description				The Class B Common Stock Shares only have voting power and have no equity, cash value or any other value. The 5,000,000 Class B Common Stock Shares were never issued, and effective August 16, 2018 the Company's Board of Directors cancelled the authorization of issuing the 5,000,000 shares of Class B Common Stock to its Chief Executive Officer, Kenneth Tapp.
Mali Sanati [Member]
Number of shares issued during the period			250,000
Authorized issuance of shares			60,000
Future issuance of common stock, description			The Company will issue the remaining 190,000 common stock shares as 95,000 shares each on October 1, 2019 and October 1, 2020.
Mali Sanati [Member] | March 31, 2019 [Member]
Number of shares issued during the period															60,000
Stock price per share | $ / shares												$ 0.10			$ 0.10
Non-cash expense | $															$ 6,000
Chief Financial Officer [Member]
Number of shares issued for services		500,000
Investor Relations [Member]
Number of shares issued for services		833,333